UNAUDITED STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	5 Months Ended	8 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Cash flows from financing activities:
Cash and Cash Equivalents - End of period	$ 109,272,000		$ 109,272,000
Decarbonization Plus Acquisition Corporation Iii
Cash flow from operating activities:
Net loss		$ (24,200,094)	(18,413,179)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	(8,737,362)	21,166,668	12,429,306
Offering costs allocated to warrant liabilities		956,584	956,584
Interest earned on cash equivalents held in Trust Account	(5,286)	(5,400)	(10,686)
Changes in operating assets and liabilities:
Accounts payable		625,004	3,389,025
Franchise tax payable		83,288	133,699
Prepaid insurance		(972,212)	(830,911)
Net cash and cash equivalents used in operating activities		(2,346,162)	(2,346,162)
Cash flows from investing activities:
Investment of cash in Trust Account		(350,000,000)	(350,000,000)
Net cash and cash equivalents used in investing activities		(350,000,000)	(350,000,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid		343,000,000	343,000,000
Proceeds from sale of Private Placement Warrants		10,000,000	10,000,000
Proceeds from sale of Class B Common Stock to Sponsor		25,000	25,000
Payment of offering costs		(678,838)	(678,838)
Net cash and cash equivalents provided by financing activities		352,346,162	352,346,162
Net Increase (Decrease) in Cash and Cash Equivalents		0
Cash and Cash Equivalents - Beginning of period	$ 0	0	$ 0
Cash and Cash Equivalents - End of period		0
Supplemental disclosure of non-cash financing activities:
Change in initial value of Class A common stock subject to possible redemption		$ 12,250,000